NEUBERGER BERMAN EQUITY FUNDS(R)

SUPPLEMENT TO THE PROSPECTUSES DATED SEPTEMBER 1, 2006.

NEUBERGER BERMAN ALL CAP GROWTH FUND

        INSTITUTIONAL CLASS
        TRUST CLASS

The following replaces the section entitled "Portfolio Managers" on page 7 of the Institutional Class Prospectus and page 7 of the Trust Class Prospectus:

        PORTFOLIO MANAGERS

        The Fund is  managed by a team  consisting  of the  following  Portfolio
        Managers:

        DAVID H. BURSHTAN, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Mr. Burshtan has been Portfolio Manager of the Fund since its inception.

        KRISTINA KALEBICH, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, and a Managing Director and Portfolio Specialist for the Chicago Growth Equity Group with the Investment Management Division of Lehman Brothers, has been a product specialist for another investment manager from 1998-2002. Ms. Kalebich has been Portfolio Manager of the Fund since its inception.

        KENNETH J. TUREK, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed other equity mutual funds and equity portfolios for several other investment managers since 1985. Mr. Turek has been Portfolio Manager of the Fund since its inception.

        JOHN J. ZIELINSKI, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1983. Mr. Zielinski has been Portfolio Manager of the Fund since its inception.

        Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

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THE DATE OF THIS SUPPLEMENT IS NOVEMBER 1, 2006.

                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
                                            605 Third Avenue  2nd Floor
                                            New York, NY  10158-0180
                                            SHAREHOLDER SERVICES
                                            800.877.9700
                                            INSTITUTIONAL SERVICES
                                            800.366.6264
                                            www.nb.com

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NEUBERGER BERMAN EQUITY FUNDS(R)

SUPPLEMENT TO THE PROSPECTUSES DATED DECEMBER 19, 2005.

NEUBERGER BERMAN CENTURY FUND

        INVESTOR CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGES 5 AND 6 OF THE INVESTOR CLASS PROSPECTUS:

        PORTFOLIO MANAGERS

        The Fund is managed by a team consisting of the following lead Portfolio Managers, each of whom has managed the Fund since January 2003:

        JOHN J. ZIELINSKI, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1983.

        KENNETH J. TUREK, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

        Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

NEUBERGER BERMAN MANHATTAN FUND

       ADVISOR CLASS
       INVESTOR CLASS
       TRUST CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 27 OF THE ADVISOR CLASS PROSPECTUS, PAGE 38 OF THE INVESTOR CLASS PROSPECTUS, AND PAGE 27 OF THE TRUST CLASS PROSPECTUS:

       PORTFOLIO MANAGER

       KENNETH J. TUREK, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.

       Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

NEUBERGER BERMAN MILLENNIUM FUND

       ADVISOR CLASS
       INVESTOR CLASS
       TRUST CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 33 OF THE ADVISOR CLASS PROSPECTUS, PAGE 44 OF THE INVESTOR CLASS PROSPECTUS, AND PAGES 32 AND 33 OF THE TRUST CLASS PROSPECTUS:

       PORTFOLIO MANAGER

       DAVID H. BURSHTAN, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. Mr. Burshtan has managed the Fund since January 2003.

       Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS NOVEMBER 1, 2006.

                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
                                            605 Third Avenue  2nd Floor
                                            New York, NY  10158-0180
                                            SHAREHOLDER SERVICES
                                            800.877.9700
                                            INSTITUTIONAL SERVICES
                                            800.366.6264
                                            www.nb.com